Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (40,118)	$ (25,107)	$ (20,681)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	4,490	3,689	3,559
Provision for doubtful accounts	1,566	436
Inventory provision	(1,264)
Amortization	655	1,244	557
Deferred income tax benefits	(473)	(155)	(42)
Share-based compensation expense	2,421	4,063	8,955
Loss/(gain) from disposal of property and equipment	(11)	838	14
Assets impairment	6,599
Gain on sale of marketable equity securities	(1,517)	(367)	(2,461)
Equity in profit of an unconsolidated affiliate, net of tax			(3)
Loss from discontinued operations	205	6,481
Loss attributable to non-controlling interest	(11,918)	(6,463)	(1,914)
Changes in assets and liabilities:
Restricted cash	1,438		(132)
Accounts and notes receivable	(656)	(9,603)	(2,335)
Amount due from related party	621	(10,465)
Inventories	(3,789)	(4,947)	5,763
Prepayments and other current assets	(10)	(64)	(1,750)
Other assets		(230)	(62)
Accounts payable	1,903	2,420	(3,113)
Amount due to related party	(3,886)	4,848
Notes payable	983	30
Taxes payable	208	122	120
Advances from customers	1,625	(358)	593
Accrued expenses and other current liabilities	720	1,713	1,361
Product warranty	158	117	25
Deferred government grants	1,360	706	3,844
Net cash used in operating activities	(26,772)	(31,052)	(5,788)
Cash flows from investing activities:
Short-term time deposits placed with financial institutions			(43,913)
Maturity of short-term time deposits	12,380	31,555	14,892
Purchase of marketable equity securities			(627)
Change in restricted cash		(4,826)	73,157
Proceeds from disposal of marketable equity securities	1,585	387	3,759
Purchase of property, equipment and software	(11,685)	(5,524)	(2,697)
Cash payment for business acquisition			(8,198)
Land use rights payments		(9,423)	(3,584)
Investments in unconsolidated affiliates	(1,422)	(87)
Proceeds from disposal of property and equipment	24		1
Proceeds from disposal of assets in discontinued operations	4,426
Proceeds from sale of equity interest in discontinued operation	1,734
Proceeds from disposal of an unconsolidated affiliate			171
Net cash provided by investing activities	7,042	12,082	32,961
Cash flows from financing activities:
Repurchase of shares	(2,654)	(1,172)	(1,014)
Proceeds from exercise of share options		78	36
Capital contributions from non-controlling interests	718	2,898	29
Net cash (used in)/provided by financing activities	(1,936)	1,804	(949)
Effect of exchange rate changes on cash and cash equivalents	1,402	2,147	71
Net increase/(decrease) in cash and cash equivalents	(20,264)	(15,019)	26,295
Cash and cash equivalents at beginning of year	69,491	84,510	58,215
Cash and cash equivalents at end of year	49,227	69,491	84,510
Supplemental disclosure of cash flow information:
Payable for purchase of property and equipment	805
Software acquired in exchange for equity interests in subsidiary			$ 1,098